UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2010
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  700 Seventeenth Street Suite 2350
          ----------------------------------------------------------------------
          Denver, CO 80202
          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO              01-24-2011
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          125
                                         -----------

Form 13F Information Table Value Total:  $   188,434
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:             ITEM 3:         ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                     CUSIP           FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS      NUMBER          VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ----------        -----------    ------      ----------     --------    ---------
Vanguard Short-term Bond Index   COMMON STOCK         921937827       8,274,629     102,842        SOLE          SOLE        SOLE
Russell Large Blend              COMMON STOCK                         7,798,426     111,629        SOLE          SOLE        SOLE
Vanguard Total Bond Index Fund   COMMON STOCK         921937835       7,588,774      94,541        SOLE          SOLE        SOLE
BHP Billiton                     COMMON STOCK          88606108       7,259,003      78,121        SOLE          SOLE        SOLE
Exxon Mobil Corporation          COMMON STOCK          91927806       5,605,452      76,661        SOLE          SOLE        SOLE
Vanguard Intermediate Bond Fun   COMMON STOCK         921937819       5,565,627      67,470        SOLE          SOLE        SOLE
IBM                              COMMON STOCK         459200101       4,977,072      33,913        SOLE          SOLE        SOLE
Intel Corporation                COMMON STOCK         458140100       4,964,678     236,076        SOLE          SOLE        SOLE
United Technologies              COMMON STOCK         913017109       4,956,526      62,964        SOLE          SOLE        SOLE
Sabine Royalty Trust             COMMON STOCK         785688102       4,742,860      79,645        SOLE          SOLE        SOLE
McDonald's                       COMMON STOCK                         4,657,336      60,674        SOLE          SOLE        SOLE
Chubb Corporation                COMMON STOCK         171232101       4,357,835      73,069        SOLE          SOLE        SOLE
E. I. Du Pont De Nemours         COMMON STOCK         263534109       4,194,958      84,101        SOLE          SOLE        SOLE
Microsoft Corporation            COMMON STOCK         594918104       4,149,854     148,687        SOLE          SOLE        SOLE
Coca-Cola Co.                    COMMON STOCK         191216100       4,141,807      62,974        SOLE          SOLE        SOLE
Philip Morris International In   COMMON STOCK                         4,007,725      68,473        SOLE          SOLE        SOLE
Emerging Markets                 COMMON STOCK                         3,979,155      83,522        SOLE          SOLE        SOLE
AmeriGas Partners LP             COMMON STOCK          30975106       3,675,003      75,292        SOLE          SOLE        SOLE
Home Depot                       COMMON STOCK         437076102       3,585,130     102,257        SOLE          SOLE        SOLE
Buckeye Partners LP              COMMON STOCK                         3,501,491      52,394        SOLE          SOLE        SOLE
Johnson & Johnson                COMMON STOCK         478160104       3,364,083      54,391        SOLE          SOLE        SOLE
Enerplus Corporation             COMMON STOCK                         2,758,484      89,445        SOLE          SOLE        SOLE
Dow Jones Industrial Average     COMMON STOCK                         2,605,838      22,536        SOLE          SOLE        SOLE
Sanofi-Aventis SA                COMMON STOCK                         2,566,701      79,637        SOLE          SOLE        SOLE
Procter & Gamble                 COMMON STOCK         742718109       2,484,032      38,614        SOLE          SOLE        SOLE
Peabody Energy Corporation       COMMON STOCK                         1,938,082      30,292        SOLE          SOLE        SOLE
Auto Data Processing             COMMON STOCK          53015103       1,910,994      41,292        SOLE          SOLE        SOLE
Vodafone Group New ADR           COMMON STOCK                         1,889,852      71,477        SOLE          SOLE        SOLE
Chevron Corp                     COMMON STOCK         166741100       1,882,853      20,634        SOLE          SOLE        SOLE
Vanguard Interm-Term Corp Bond   COMMON STOCK         92206C870       1,865,676      23,711        SOLE          SOLE        SOLE
Waste Management Inc Del         COMMON STOCK                         1,708,703      46,344        SOLE          SOLE        SOLE
Anadarko Petroleum               COMMON STOCK          32511107       1,651,530      21,685        SOLE          SOLE        SOLE
Abbott Laboratories              COMMON STOCK           2824100       1,586,540      33,115        SOLE          SOLE        SOLE
EAFE Foreign                     COMMON STOCK                         1,568,854      26,947        SOLE          SOLE        SOLE
Bank of Montreal                 COMMON STOCK                         1,562,795      27,146        SOLE          SOLE        SOLE
Vanguard Index Trust Total Sto   COMMON STOCK                         1,552,931      23,917        SOLE          SOLE        SOLE
Ishares Investment Grade Corp    COMMON STOCK         464287242       1,441,710      13,295        SOLE          SOLE        SOLE
Xcel Energy Inc                  COMMON STOCK                         1,376,545      58,452        SOLE          SOLE        SOLE
Emerson Electric Company         COMMON STOCK         291011104       1,313,995      22,984        SOLE          SOLE        SOLE
Wal Mart Stores Inc.             COMMON STOCK                         1,308,128      24,256        SOLE          SOLE        SOLE
Treasury Inflation Protected B   COMMON STOCK                         1,290,455      12,002        SOLE          SOLE        SOLE
Merck & Co.                      COMMON STOCK          58933107       1,246,624      34,590        SOLE          SOLE        SOLE
3M Company                       COMMON STOCK         604059105       1,155,298      13,387        SOLE          SOLE        SOLE
Apache Corp                      COMMON STOCK                         1,145,204       9,605        SOLE          SOLE        SOLE
Diageo PLC ADR                   COMMON STOCK                         1,138,438      15,316        SOLE          SOLE        SOLE
Caterpillar Inc.                 COMMON STOCK         149123101       1,133,286      12,100        SOLE          SOLE        SOLE
Transcanada Corp                 COMMON STOCK         89353D107       1,103,883      29,019        SOLE          SOLE        SOLE
Russell 3000                     COMMON STOCK                         1,059,044      14,130        SOLE          SOLE        SOLE
AT&T Inc.                        COMMON STOCK                           988,167      33,634        SOLE          SOLE        SOLE
Target Corp                      COMMON STOCK         872540109         946,326      15,738        SOLE          SOLE        SOLE
Nike Inc. Cl B                   COMMON STOCK         654106103         929,284      10,879        SOLE          SOLE        SOLE
Bristol-Myers Squibb             COMMON STOCK         110122108         921,385      34,795        SOLE          SOLE        SOLE
Cree Inc                         COMMON STOCK                           902,825      13,702        SOLE          SOLE        SOLE
Plains All Amern Ppln LP         COMMON STOCK                           893,564      14,231        SOLE          SOLE        SOLE
EMC Corp Mass                    COMMON STOCK         268648102         889,665      38,850        SOLE          SOLE        SOLE
Southern Company                 COMMON STOCK         842587107         878,717      22,985        SOLE          SOLE        SOLE
Cisco Systems                    COMMON STOCK         17275R102         842,802      41,661        SOLE          SOLE        SOLE
iShares Tr Comex Gold            COMMON STOCK                           830,039      59,715        SOLE          SOLE        SOLE
Pepsico Inc.                     COMMON STOCK         997134101         823,615      12,607        SOLE          SOLE        SOLE
Expeditors Int'l                 COMMON STOCK                           811,356      14,860        SOLE          SOLE        SOLE
EOG Resources                    COMMON STOCK         293562104         809,893       8,860        SOLE          SOLE        SOLE
Altria Group                     COMMON STOCK                           808,865      32,854        SOLE          SOLE        SOLE
Royal Bank of Canada             COMMON STOCK                           805,663      15,387        SOLE          SOLE        SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                           802,161      12,012        SOLE          SOLE        SOLE
Xilinx Inc                       COMMON STOCK                           793,617      27,385        SOLE          SOLE        SOLE
General Mills Inc.               COMMON STOCK         370334104         778,994      21,888        SOLE          SOLE        SOLE
General Electric                 COMMON STOCK         369604103         768,985      42,044        SOLE          SOLE        SOLE
Hewlett Packard Company          COMMON STOCK      428236103000         758,095      18,007        SOLE          SOLE        SOLE
Streettracks Gold TRUST          COMMON STOCK                           736,464       5,309        SOLE          SOLE        SOLE
Public Storage Inc.              COMMON STOCK                           729,717       7,195        SOLE          SOLE        SOLE
U S Bancorp Del                  COMMON STOCK                           723,443      26,824        SOLE          SOLE        SOLE
Canadian Natl Ry Co              COMMON STOCK                           715,350      10,762        SOLE          SOLE        SOLE
Vanguard Div Apprciation         COMMON STOCK         921908844         706,694      13,428        SOLE          SOLE        SOLE
3-7 Year Treasury                COMMON STOCK         464288661         686,983       5,992        SOLE          SOLE        SOLE
Sysco Corp.                      COMMON STOCK         871829107         678,846      23,090        SOLE          SOLE        SOLE
Polaris Industries               COMMON STOCK         731068102         677,058       8,678        SOLE          SOLE        SOLE
NextEra Energy, Inc.             COMMON STOCK                           670,411      12,895        SOLE          SOLE        SOLE
Plum Creek Timber Co             COMMON STOCK         729251108         646,949      17,275        SOLE          SOLE        SOLE
Wells Fargo                      COMMON STOCK         949746101         600,245      19,369        SOLE          SOLE        SOLE
Medtronic Inc.                   COMMON STOCK         585055106         571,705      15,414        SOLE          SOLE        SOLE
Stryker Corp                     COMMON STOCK                           570,938      10,632        SOLE          SOLE        SOLE
Heinz H J Co                     COMMON STOCK         423074103         534,663      10,810        SOLE          SOLE        SOLE
Russell Large Growth             COMMON STOCK         464287614         515,855       9,009        SOLE          SOLE        SOLE
Vanguard Int'l Ex-US Equity      COMMON STOCK         922042775         498,101      10,436        SOLE          SOLE        SOLE
Russell Large Value              COMMON STOCK                           490,547       7,562        SOLE          SOLE        SOLE
WP Carey & Co LLC                COMMON STOCK                           479,175      15,314        SOLE          SOLE        SOLE
EnCana Corp                      COMMON STOCK                           470,987      16,174        SOLE          SOLE        SOLE
Kraft Foods Inc                  COMMON STOCK                           470,980      14,947        SOLE          SOLE        SOLE
Duke Energy                      COMMON STOCK         264399106         460,976      25,883        SOLE          SOLE        SOLE
Vanguard Emerging Market         COMMON STOCK         922042858         433,344       9,001        SOLE          SOLE        SOLE
Barrick Gold                     COMMON STOCK                           425,440       8,000        SOLE          SOLE        SOLE
Clorox Co.                       COMMON STOCK                           417,648       6,600        SOLE          SOLE        SOLE
Verizon Communications           COMMON STOCK         92343V104         391,827      10,951        SOLE          SOLE        SOLE
Pfizer Incorporated              COMMON STOCK         717081103         385,273      22,003        SOLE          SOLE        SOLE
QEP Resources Inc                COMMON STOCK         74733V100         380,384      10,476        SOLE          SOLE        SOLE
Ecolab Inc                       COMMON STOCK                           379,713       7,531        SOLE          SOLE        SOLE
Oracle Corp.                     COMMON STOCK         68389X105         370,655      11,842        SOLE          SOLE        SOLE
Russell Small Cap                COMMON STOCK         464287655         369,762       4,726        SOLE          SOLE        SOLE
J M Smuckers Co New              COMMON STOCK                           335,603       5,112        SOLE          SOLE        SOLE
Sector Spdr Materials Fd         COMMON STOCK                           330,403       8,602        SOLE          SOLE        SOLE
Sherwin Williams                 COMMON STOCK                           328,133       3,918        SOLE          SOLE        SOLE
Apple Computer Inc               COMMON STOCK                           322,237         999        SOLE          SOLE        SOLE
Archer Daniels Midland           COMMON STOCK                           316,291      10,515        SOLE          SOLE        SOLE
Zimmer Holdings Inc              COMMON STOCK         98956P102         303,721       5,658        SOLE          SOLE        SOLE
Bard C R Incorporated            COMMON STOCK                           292,746       3,190        SOLE          SOLE        SOLE
Deere & Company                  COMMON STOCK         244199105         281,373       3,388        SOLE          SOLE        SOLE
Stanley Works                    COMMON STOCK                           273,833       4,095        SOLE          SOLE        SOLE
Jacobs Engineering Group         COMMON STOCK                           264,096       5,760        SOLE          SOLE        SOLE
UnitedHealth Group               COMMON STOCK         910581107         256,562       7,105        SOLE          SOLE        SOLE
Ingersoll Rand                   COMMON STOCK                           247,223       5,250        SOLE          SOLE        SOLE
Russell MidCap                   COMMON STOCK                           236,264       2,322        SOLE          SOLE        SOLE
Colgate Palmolive                COMMON STOCK         194162103         232,832       2,897        SOLE          SOLE        SOLE
Alcoa Inc.                       COMMON STOCK          13817101         223,925      14,550        SOLE          SOLE        SOLE
Berkshire Hathaway Cl B          COMMON STOCK                           220,303       2,750        SOLE          SOLE        SOLE
Sector Spdr Engy Select          COMMON STOCK                           217,513       3,187        SOLE          SOLE        SOLE
Devon Energy Corp New            COMMON STOCK                           214,725       2,735        SOLE          SOLE        SOLE
McMoran Exploration Co           COMMON STOCK         582411104         205,680      12,000        SOLE          SOLE        SOLE
Halliburton                      COMMON STOCK         406216101         204,150       5,000        SOLE          SOLE        SOLE
Questar Corporation              COMMON STOCK                           194,574      11,176        SOLE          SOLE        SOLE
Keycorp Inc New                  COMMON STOCK                           114,165      12,900        SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                            49,452     317,000        SOLE          SOLE        SOLE
Ben Ezra Weinstein New           COMMON STOCK                                15      50,000        SOLE          SOLE        SOLE
Pop N Go Inc                     COMMON STOCK         732816103               5      12,800        SOLE          SOLE        SOLE
Galaxy Energy Corp               COMMON STOCK                                 2      16,000        SOLE          SOLE        SOLE
Intl Cavitation Tech             COMMON STOCK                                 0      40,000        SOLE          SOLE        SOLE